Income taxes (Detail Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Current income tax expense	$ 208	$ 256	$ 25
Deferred income tax expense (recovery)	0	0	$ 0
Income taxes payable	$ 90	$ 95
Uniited States [Member] | Bottom [Member]
Statement [Line Items]
Income tax rate	21.00%
Uniited States [Member] | Top [Member]
Statement [Line Items]
Income tax rate	23.50%
Barbadaos [Membr]
Statement [Line Items]
Income tax rate	9.00%
Irelands [Member]
Statement [Line Items]
Income tax rate	12.50%